Shareholders' Equity - Schedule of Warrants Activity (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Warrants Activity [Line Items]
Number of warrants, Balance of warrants outstanding	134
Weighted average exercise price per share, Balance of warrants outstanding	$ 5,250
Weighted average remaining contractual life, Balance of warrants outstanding	3 years 9 months	4 years 9 months
Number of warrants, Warrants		134
Weighted average exercise price per share, Warrants		$ 5,250
Weighted average remaining contractual life, Warrants		5 years
Expiration dates, Warrants		Mar. 31, 2030
Number of warrants, Granted
Weighted average exercise price per share, Granted
Weighted average remaining contractual life, Granted
Number of warrants, Balance of warrants outstanding	134	134
Weighted average exercise price per share, Balance of warrants outstanding	$ 5,250	$ 5,250
Number of warrants, exercisable	134
Weighted average exercise price per share, exercisable	$ 5,250
Weighted average remaining contractual life, exercisable	3 years 9 months